Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Income taxes	8Income taxes

Accounting policies
Income taxes comprise current, non-current and deferred tax. Income tax is recognized in the Consolidated statements of income except to the extent that it relates to items recognized directly within equity or in other comprehensive income. Current tax is the expected taxes payable on the taxable income for the year, using tax rates enacted or substantively enacted by the reporting date, and any adjustment to tax payable in respect of previous years.
In cases where it is concluded it is not probable that tax authorities will accept a tax treatment, the effect of the uncertainty is reflected in the recognition and measurement of tax assets and liabilities or, alternatively, a provision is made for the amount that is expected to be settled, where this can be reasonably estimated. This assessment relies on estimates and assumptions and may involve a series of judgments about future events.
New information may become available that causes the company to change its judgment regarding the adequacy of existing tax assets and liabilities. Such changes to tax assets and liabilities will impact the income tax expense in the period during which such a determination is made.
Deferred tax assets and liabilities are recognized, using the consolidated balance sheet method, for the expected tax consequences of temporary differences between the carrying amounts of assets and liabilities and the amounts used for taxation purposes. Deferred tax liabilities are not recognized for the following temporary differences: (a) the initial recognition of goodwill; or (b) the initial recognition of an asset or liability in a transaction which: (i) is not a business combination, (ii) at the time of transaction, affects neither accounting profit nor taxable profit (tax loss), (iii) at the time of the transaction, does not give rise to equal amounts of taxable and deductible differences; or (c) differences relating to investments in subsidiaries, joint ventures and associates where the reversal of the respective temporary difference can be controlled by the company and it is probable that it will not reverse in the foreseeable future. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the end of the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity or on different taxable entities, but the company intends to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that there will be future taxable profits against which they can be utilized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.
Deferred tax liabilities are recognized for taxable temporary differences arising from investments in subsidiaries when those differences are expected to reverse in the foreseeable future, whether due to withholding taxes or other non-exempt tax consequences. Changes in tax rates and tax laws are reflected in the period when the change was enacted or substantively enacted by the reporting date. In case of a subsequent adjustment to a tax asset or liability that originated from a past event for which no specific arrangements were made at the time of divestment, due to a change in the tax base or its measurement, this adjustment is allocated back to the component that gave rise to the original component (i.e., backward tracing). Any subsequent change to the recognition of deferred tax assets is allocated to the component in which the taxable gain is or will be recognized. The above principles are applied to the extent the
‘discontinued operations’ are sufficiently separable from continuing operations.
Consistent with the IAS 12 amendment regarding Pillar Two taxation as issued by the IASB and adopted by the EU, Philips does not recognize deferred taxes arising from tax laws that implement Pillar Two model rules published by the Organisation for Economic Co-operation and Development.

Accounting estimates and judgments
Deferred tax recoverability
Deferred tax assets are recognized to the extent that it is probable that there will be future taxable profits against which these can be utilized. Significant judgment is involved in determining whether such profits are probable. Management determines this on the basis of expected taxable profits arising from the reversal of recognized deferred tax liabilities, on appropriate tax planning opportunities to support business goals and on the basis of forecasts.
Uncertain tax positions
Uncertain tax positions are recognized as current tax liabilities when it is probable that additional income taxes will be payable and the amount can be reliably measured. Liability is measured at the amount expected to be paid to the tax authorities, using either the most likely amount or the expected value, depending on which method better predicts the resolution of the uncertainty.

The income tax expense of continuing operations amounts to EUR 282 million (2024: EUR 963 million tax expense; 2023: EUR 73 million tax benefit).
The components of income before taxes and income tax expense are:
Philips Group
Income tax expense in millions of EUR

	2025	2024	2023
Income before taxes	1,182	123	(526)
Results of associates	(9)	(124)	(98)
Income before taxes excluding results of associates	1,191	247	(429)

Current tax (expense) benefit	(305)	(140)	(201)
Deferred tax (expense) benefit	24	(823)	274
Income tax (expense) benefit of continuing operations	(282)	(963)	73
Income tax expense of continuing operations excludes the tax benefit of the discontinued operations of EUR 4 million (2024: EUR 143 million benefit; 2023: EUR 9 million benefit).
The components of income tax expense of continuing operations are:
Philips Group
Current income tax expense in millions of EUR

	2025	2024	2023
Current year tax (expense) benefit	(304)	(150)	(211)
Prior year tax (expense) benefit	(1)	9	10
Current tax (expense) benefit	(305)	(140)	(201)
Philips Group
Deferred income tax expense in millions of EUR

	2025	2024	2023
Recognition of previously unrecognized tax loss and credit carryforwards	33	5	72
Unrecognized tax loss and credit carryforwards	(26)	(351)	(41)
Changes to recognition of temporary differences	19	(602)	(112)
Prior year tax (expense) benefit	(9)	(13)	(2)
Tax rate changes	(12)	2	4
Origination and reversal of temporary differences, tax losses and tax credits	19	136	353
Deferred tax (expense) benefit	24	(823)	274
The deferred tax expense in 2025 is lower than in 2024, mainly due to one-off de-recognition of deferred tax assets in the US in 2024.
Philips’ operations are subject to income taxes in various foreign jurisdictions. The statutory income tax rate varies per country, which results in a difference between the weighted average statutory income tax rate and the Netherlands’ statutory income tax rate of 25.8% (2024: 25.8%; 2023: 25.8%).
A reconciliation of the weighted average statutory income tax rate to the effective income tax rate of continuing operations is addressed in the accompanying table.
Philips Group
Effective income tax rate in %

	2025	2024	2023
Weighted average statutory income tax rate in %	25.9	26.6	22.0
Recognition of previously unrecognized tax loss and credit carryforwards	(2.7)	(1.9)	16.8
Unrecognized tax loss and credit carryforwards	2.2	141.8	(9.6)
Changes to recognition of temporary differences	(1.6)	243.6	(26.2)
Non-taxable income and tax incentives	(7.9)	(30.2)	22.8
Non-deductible expenses	2.9	10.0	(10.7)
Withholding and other taxes	1.9	16.0	(5.1)
Tax rate changes	1.0	(0.9)	0.9
Prior year tax	0.8	1.2	1.9
Tax expense (benefit) due to change in uncertain tax treatments	0.9	(20.4)	2.3
Others, net	0.2	3.1	1.9
Effective income tax rate	23.6	389.5	17.0
The effective income tax rate in 2025 is lower than the weighted average statutory income tax rate, primarily due to recurring tax incentives relating to the innovation box regime in the Netherlands, R&D investments and export activities, and recognition of previously de-recognized deferred tax assets relating to tax losses and temporary differences.
The effective income tax rate in 2025 is lower than in 2024, mainly due one-off de-recognition of deferred tax assets in the US in 2024.
Global minimum tax (Pillar Two)
In December 2021, the OECD model rules introduced a global minimum corporate income tax rate of 15%
applicable to multinational enterprise groups with global revenue over EUR 750 million (Pillar Two). Pillar Two has been effective in the Netherlands, the EU, and many other jurisdictions since fiscal years beginning on or after December 31, 2023. As a result, Pillar Two applies to Philips from the financial year 2024 and onwards.
Under this legislation, Philips is generally required to pay top-up taxes on profits from a country that is out of safe harbor if the country’s Pillar Two jurisdictional effective tax rate is less than 15%.
During 2025, additional OECD administrative guidance and technical amendments to the Dutch MTR Act were introduced to clarify aspects such as deferred tax treatment, safe harbors and compliance obligations.
Furthermore, the OECD’s January 2026 release of the Pillar Two ‘side‑by‑side’ package has introduced changes in safe harbors and simplifications applicable in future reporting periods. Philips continues to monitor these developments and prepare for related reporting requirements, including the GloBE Information Return, which will be due in 2026 for the 2024 fiscal year.
The estimated Pillar Two current tax expense relating to 2025 amounts to EUR 1.3 million, resulting in an increase of ETR by 0.1%. (2024: EUR 1 million; increase in ETR by 0.4%). The estimated Pillar Two current tax expense relating to the prior year has decreased by EUR 0.6 million, resulting in a decrease of ETR by 0.05%.
Both amounts have been accounted for within the income taxes of the reporting period. This estimate is based on the current interpretation of Pillar Two legislation and that actual amounts may differ once legislation and final calculations have been performed.
With reference to the income tax accounting policy, Philips does not recognize deferred taxes arising from tax laws that implement Pillar Two model rules published by the Organisation for Economic Co-operation and
Development.
Deferred tax assets and liabilities
Deferred tax assets (DTAs) are recognized for temporary differences, unused tax losses, and unused tax credits to the extent that realization of the related tax benefits is probable. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.
The net deferred tax assets of EUR 1,681 million (2024: EUR 1,835 million) consist of deferred tax assets of EUR
1,773 million (2024: EUR 1,916 million) and deferred tax liabilities of EUR 93 million (2024: EUR 81 million). Of the total deferred tax assets of EUR 1,773 million as of December 31, 2025 (2024: EUR 1,916 million), EUR
1,070 million (2024: EUR 1,188 million) is recognized with respect to entities in various countries where there have been tax losses in the current or preceding period, primarily the US. Based on Philips' assessment the net decrease in deferred tax assets is primarily due to currency depreciation of assets recognized in US. In 2025, there was no additional de-recognition or recognition of de-recognized DTAs in US.
Philips recognizes deferred tax assets only to the extent future tax profits are considered probable. For the recoverability assessment of US DTAs, the income projections were used as a basis to determine probable tax profits at country level, using similar methodology as used for goodwill impairment testing at CGU level (for more information refer to note Goodwill). The company evaluated multiple risk-adjusted scenarios that support the assumption that it is probable that the results of future operations will generate sufficient taxable income to support the recognized tax losses as well the deductible temporary differences. The projections include forward-looking assumptions whereby the most recent available information was used to determine the expected period of recovery of the deferred tax assets. Relevant developments potentially impacting the period and probability of recovery are monitored closely.
A change in enacted tax rates or a revision to risk-adjusted long term income projections by jurisdiction could have an impact on the measurement of deferred tax assets.
In 2025, there has been no change relating to de-recognized deferred tax assets in the US. As of December 31,
2025, the amount of deductible temporary differences for which no deferred tax asset has been recognized in the balance sheet was EUR 352 million (2024: EUR 788 million). The reduction in the unrecognized balance of temporary differences mainly reflects a reclassification to unrecognized tax loss balances in the US, which is mainly driven by shift of carrying deferred tax assets on temporary differences to tax losses, which is recorded in ‘Recognized in income statement’.
Net deferred tax assets relating to the years 2025 and 2024, respectively, are presented here.
Philips Group
Deferred tax assets and liabilities in millions of EUR

	Balance as of January 1, 2025	Recognized in income statement	Other ¹	Balance as of December 31, 2025	Assets	Liabilities
Intangible assets	373	(45)	(27)	301	448	(147)
Property, plant and equipment	(64)	9	9	(46)	50	(96)
Inventories	364	(13)	(37)	314	315	(1)
Other assets	151	12	(10)	152	205	(53)
Pensions and other long-term employee benefits	152	29	(9)	172	180	(7)
Other liabilities	319	(29)	(16)	274	312	(38)
Deferred tax assets on tax loss carryforwards	541	61	(88)	513	513	-
Set-off deferred tax positions	-	-	-	-	(250)	250
Net deferred tax assets	1,835	24	(178)	1,681	1,773	(93)
[1]Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions, reclassifications and divestments.
As of December 31, 2025, the temporary differences associated with investments, including potential income tax consequences on dividends, for which no deferred tax liabilities are recognized, aggregate to EUR 284 million (2024: EUR 340 million).
Philips Group
Deferred tax assets and liabilities in millions of EUR

	Balance as of January 1, 2024	Recognized in income statement	Other ¹	Balance as of December 31, 2024	Assets	Liabilities
Intangible assets	679	(333)	26	373	533	(160)
Property, plant and equipment	(88)	25	(1)	(64)	39	(103)
Inventories	360	(9)	13	364	369	(5)
Other assets	184	(25)	(9)	151	207	(56)
Pensions and other employee benefits	193	(61)	20	152	179	(27)
Other liabilities	496	(198)	20	319	365	(47)
Deferred tax assets on tax loss carryforwards	730	(222)	33	541	541	-
Set-off deferred tax positions	-	-	-	-	(317)	317
Net deferred tax assets	2,556	(823)	102	1,835	1,916	(81)
[1]Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions, reclassifications and divestments.
The company has available tax loss and credit carryforwards, which expire as expressed in the accompanying table.
Philips Group
Expiry years of net operating loss and credit carryforwards in millions of EUR

	Total balance as of December 31, 2025	Unrecognized balance as of December 31, 2025	Total balance as of December 31, 2024	Unrecognized balance as of December 31, 2024
Within 1 year	4	4	21	21
1 to 2 years	5	3	5	4
2 to 3 years	11	5	6	3
3 to 4 years	97	60	15	6
4 to 5 years	122	74	146	64
Later	680	670	807	771
Unlimited	4,711	2,978	3,342	1,695
Total	5,628	3,794	4,342	2,564
The increase in the unrecognized balance on tax losses as of December 31, 2025, mainly relates to the reclassification from unrecognized balance of temporary differences, as noted above.
Philips Group
Income tax liabilities in millions of EUR

	2025	2024
Uncertain Tax Positions ¹	(70)	-
Income tax payable	(104)	(71)
Income tax liabilities	(174)	(71)
¹ Uncertain tax positions were shown as non-current tax liabilities in 2024.
The expected liabilities reported as uncertain tax positions are included in current income tax liabilities (2025:
EUR 70 million) and reclassified from other non-current liabilities (2024: EUR 116 million).
The decrease in uncertain tax positions mainly relates to release of positions on expiry of the statute of limitations for tax audits, in combination with netting of the uncertain tax positions with recognized tax assets, such as carryforward tax losses or tax receivables.
Tax risks
Philips is exposed to tax risks and uncertainty over tax treatments. For particular tax treatments that are not expected to be accepted by tax authorities, Philips either recognizes a liability or reflects the uncertainty in the recognition and measurement of its current and deferred tax assets and tax attributes. For the measurement of the uncertainty, Philips uses the most likely amount or the expected value of the tax treatment. The positions include, among others:
Transfer pricing risks
Philips has issued transfer pricing directives, which are in accordance with international guidelines such as those of the Organisation of Economic Co-operation and Development. In order to reduce the transfer pricing uncertainties, monitoring procedures are carried out by Group Tax to safeguard the correct implementation of the transfer pricing directives. However, tax disputes can arise due to non-harmonized transfer pricing regimes and different views on 'at arm's length' pricing.
Tax risks on general and specific service agreements and licensing agreements
Due to the centralization of certain activities (such as Research & Development, IT and group Functions), costs are also centralized. As a consequence, these costs and/or revenues must be allocated to the beneficiaries, i.e., the various Philips entities. For that purpose, service contracts such as intra-group service agreements and licensing agreements are signed with a large number of group entities. Tax authorities review these intra-
group service and licensing agreements, and may reject the implemented intra-group charges. Furthermore, buy-in or -out situations in the case of (de)mergers could affect the cost allocation resulting from the intra-
group service agreements between countries. The same applies to the specific service agreements.
Tax risks due to disentanglements and acquisitions
When a subsidiary of Philips is disentangled, or a new company is acquired, tax risks may arise. Philips creates merger and acquisition (M&A) teams for these disentanglements or acquisitions. In addition to representatives from the involved business, these teams consist of specialists from various group Functions and are formed, among other things, to identify tax risks and to reduce potential tax claims.
Tax risks due to permanent establishments
A permanent establishment may arise when a Philips entity has activities in another country; tax claims could arise in both countries on the same income.